Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Amounts due to related parties, non-current:
Amounts due to related parties		¥ 56	$ 8	¥ 77
Related Party
Amounts due from related parties, current:
Amounts due from related parties, current		790	108	1,424
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		137	19	195
Amounts due to related parties, current:
Amounts due to related parties, current		1,794	246	1,603
Related Party B | Related Party
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	443	61	341
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[1]	0	0	36
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	605	83	517
Related Party C | Related Party
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	0	0	229
Related Party D | Related Party
Amounts due from related parties, current:
Amounts due from related parties, current	[4]	0	0	499
Related Party F
Amounts due to related parties, non-current:
Amounts due to related parties	[5]	55	8	76
Related Party F | Related Party
Amounts due to related parties, current:
Amounts due to related parties, current	[5]	58	8	76
Other Related Parties
Amounts due to related parties, non-current:
Amounts due to related parties	[6]	1	0	1
Other Related Parties | Related Party
Amounts due from related parties, current:
Amounts due from related parties, current	[7]	347	47	355
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[8]	137	19	159
Amounts due to related parties, current:
Amounts due to related parties, current	[9]	¥ 1,131	$ 155	¥ 1,010

[1]	The balance mainly represents receivables arising from providing online marketing services, cloud services and other services to Related Party B.
[2]	The balance mainly represents amounts arising from purchasing services from Related Party B in the ordinary course of business.
[3]	The balance mainly represents receivables arising from providing online marketing services to Related Party C.
[4]	The balance mainly represents unsettled receivables, and accounts receivable arising from hardware sales, providing intelligent driving services and other services to Related Party D, of which credit losses have been fully accrued in 2024.
[5]	The balance mainly represents payables for traffic acquisition cost and deferred revenue in relation to licenses of intellectual property to be provided to Related Party F.
[6]	The balance mainly represents deferred revenue relating to the future services to be provided by the Group to investees.
[7]	The balance mainly represents amounts arising from content distribution services, cloud services and other services the Group provided to its investees in ordinary course of business.
[8]	The balance mainly represents prepayments for licensed copyrights to be received from the Group’s equity investees.
[9]	The balance mainly represents amounts owed to the Group’s equity investees for acquisition of contents assets and advances made for online advertising services and non-trade amounts payable for acquiring the equity interest of the Group’s investees.